Line of Credit - Additional Information (Detail) - Agreement [Member] - Silicon Valley Bank [Member] - USD ($)		9 Months Ended	12 Months Ended
	Mar. 27, 2014	Sep. 30, 2017	Dec. 31, 2016	Oct. 30, 2016
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 2,000,000		$ 3,000,000
Line of credit facility, addition of sublimit			$ 2,000,000	$ 2,000,000
Line of credit facility, interest rate description			Borrowings under the Credit Facility bear interest based on the face amount of financed receivables at the prime rate plus 4.5% for domestic receivables and 3.53% for foreign receivables, or, in the case of Mexican Peso borrowings, at the prime rate based on the borrowed amount.
Amounts drawn against the Credit Facility			$ 0
Line of credit facility available			$ 3,000,000
Credit facility maturity date		Sep. 27, 2017	Sep. 27, 2017
Domestic receivables [Member]
Line of Credit Facility [Line Items]
Eligible accounts receivable, advance rate	80.00%
Domestic receivables [Member] | Prime rate [Member]
Line of Credit Facility [Line Items]
Credit Facility interest rate	4.50%
Foreign receivables [Member]
Line of Credit Facility [Line Items]
Eligible accounts receivable, advance rate	70.00%
Foreign receivables [Member] | Prime rate [Member]
Line of Credit Facility [Line Items]
Credit Facility interest rate	3.53%
Mexican Peso Deposits [Member]
Line of Credit Facility [Line Items]
Advance rate against deposits			70.00%	70.00%